Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Tax at federal statutory rate			$ (1,167,410)	$ (1,468,355)
Foreign rate differential	$ 9,571		(128,754)	607,758
ASC 740-10 uncertain tax position
Tax exemption
Global Intangible Low-Taxed Income
Stock based compensation			123,077	66,045
Non-deductible Expenses				3,767,680
Others			(779,043)	(204,526)
Valuation allowance			1,954,744	(2,037,510)
Total provision expense for income taxes	$ (62,260)		$ 2,614	$ 731,092